Lease Arrangements - Supplemental Disclosures of Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash paid for operating leases	$ 502	$ 531
Lease liabilities arising from obtaining right-of-use assets		$ 2,364
Weighted-average remaining lease term	3 years 10 days	4 years
Weighted-average discount rate	1.50%	1.54%